Investment Objectives and Goals - Amplify S&P 500 Dividend Drivers ETF	Jul. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY S&P 500 DIVIDEND DRIVERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify S&P 500 Dividend Drivers ETF seeks to provide investment results (before fees and expenses) that generally correlate to the total return performance of the S&P 500 Dividend Drivers Index (the “Index”).